18. SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Notes
18. SHARE CAPITAL

18.SHARE CAPITAL

Authorized Share Capital

Unlimited number of common shares without par value.

Unlimited number of convertible series I preferred shares without par value, each share convertible into one common share by the holder, and non-voting.

Unlimited number of convertible series II preferred shares without par value, each share convertible into one common share by the holder, and voting. Upon conversion of series II preferred shares into common shares, preferred shareholders will receive equivalent common shares plus an additional 5% common shares for each twelve month period up to twenty-four months.

Private Placement

On September 24, 2020, the Company closed the bought deal offering for a total issuance of 33,350,000 units of the Company at a price of $0.75 per unit for aggregate gross proceeds of $25,012,500, which includes the full exercise of the over-allotment option.

Each unit consists of one common share in the capital of the Company (a “Common Share”) and one Common Share purchase warrant (a “Warrant”). Each Warrant entitles the holder thereof to purchase one Common Share at an exercise price of $1.00, for a period of 24 months following the close. If, at any time prior to the expiry date of the Warrants, the volume-weighted average price of the Common Shares on the Canadian Securities Exchange (the “CSE”) (or such other stock exchange where the majority of the trading volume occurs) exceeds $1.50 for 10 consecutive trading days, the Company may provide written notice to the holders of the Warrants by way of a news release advising that the Warrants will expire at 5:00 p.m. (Vancouver time) on the 30th day following the date of such notice unless exercised by the holders prior to such date.

The Company has paid the Underwriters a cash fee of 6% ($1,500,750) of the aggregate gross proceeds, and an aggregate of 2,001,000 non-transferable compensation warrants, with each compensation warrant being exercisable into units at a price of $0.75 for a period of 24 months following the closing of the Offering. Other transaction fees were also incurred in the amount of $211,482. Net cash proceeds received after the underwriter fee is $22,241,753.

A unit price of $0.75 per unit was allocated to a common share and a common share purchase warrant using a relative fair value of $0.58 and $0.178 per common share and common share purchase warrant respectively. The gross proceeds of $19,138,852 and $5,873,648 were allocated to common shares and common shares purchase warrants respectively. The fair value of the common share purchase warrants was determined using a Monte Carlo valuation model with the following main assumptions:

Black-Scholes inputs	September 24, 2020
Risk free rate	0.23% (2 yrs)
Exercise price	$1.00
Stock price	$0.58
Expected volatility	101%

The fair value of the compensation warrants of $894,450 was estimated using both Black-Scholes and Monte Carlo valuation models with the following main assumptions:

Black-Scholes inputs	September 24, 2020
Risk free rate	0.23% (2 yrs)
Exercise price	$0.75
Stock price	$0.58
Expected volatility	101%

Total transaction fees paid in cash and compensation warrants amounted to $2,606,682 which were deducted $1,994,556 and $612,126 from common shares and common shares purchase warrants, respectively.

The Company issued 1,411,333 units to settle a debt of $1,058,500, of which 866,666 units were issued to the CEO of the Company.

Debt Settlement

During year ended December 31, 2020, the Company issued 2,339,200 units consisting of one common share and one series II preferred shares to a third-party to pay for $5,848,000 owed by PharmaCo to its related party. The balance due to the Company upon issuance of shares has been recorded as a loan receivable from Pharmaco.

Common Shares

On January 10, 2020, the Company issued rights to receive 17,133,600 common shares of MichiCann to sellers of MAG.  Immediately prior to the RTO on April 24, 2020, 17,133,600 common shares of MichiCann were issued to sellers of MAG, and the 17,133,600 MichiCann shares were converted to 17,133,600 common shares of the Company and 17,133,600 convertible series II preferred shares of the Company. (Note 5, 6)

On April 24, 2020, as a result of the completion of the reverse takeover transaction, the Company issued 23,464,462 common shares to holders of Tidal common shares (Note 5).

On April 24, 2020, as a result of the completion of the reverse takeover transaction, the Company issued 7,381,000 common shares to related parties (Note 5).

On April 30, 2020, the Company issued 429,375 common shares pursuant to the exercise of 429,375 warrants for gross proceeds of $343,500.

On May 25, 2020, the Company issued 187,500 common shares pursuant to the exercise of 187,500 warrants for gross proceeds of $150,000.

On June 8, 2020, the Company issued 975,000 of common shares and 975,000 convertible series II preferred shares pursuant to the  exercise of 975,000 stock options for gross proceeds of $487,500.

On June 10, 2020, the Company issued 13,500,000 common shares pursuant to High Times Licensing Agreement.  The fair value of shares was determined as described in Note 6.

On June 10, 2020, the Company issued 1,800,000 common shares to finder pursuant to High Times Licensing Agreement.  The fair value of shares was determined based on the market price of $1.11 per share on the issuance date (Note 6)

On June 30, 2020, the Company issued 2,339,200 units consisting of one common share and one series II preferred share at USD $2.50 per unit to a third-party to pay for $5,848,000 owed by PharmaCo to its related party. The balance due to the Company upon issuance of shares has been recorded as a loan receivable from Pharmaco. (Note 11(b))

On August 13, 2020, the Company issued 500,000 common shares and 500,000 convertible series II preferred shares pursuant to the exercise of 500,000 stock options for gross proceeds of $250,000.

On September 24, 2020, the Company issued 500,000 common shares pursuant to transaction cost for $10,000,000 convertible debenture issued on September 11, 2020.  Shares were valued based on the market price of the issuance date.

On November 25, 2020, the Company issued 6,000 common shares and 6,000 convertible series II preferred shares pursuant to the exercise of warrants for gross proceeds of $6,000.

On December 2, 2020, the Company issued 47,910 common shares and 47,910 convertible series II preferred shares pursuant to the exercise of warrants for gross proceeds of $47,910

On December 3, 2020, the Company issued 175,000 common shares and 175,000 convertible series II preferred shares pursuant to the exercise of stock options for gross proceeds of $175,000.

On December 8, 2020, the Company issued 400,000 common shares and 400,000 convertible series II preferred shares pursuant to the exercise of stock options for gross proceeds of $200,000.

On  December 15, 2020, the Company issued 4,500,000 common shares pursuant to the exercise of warrants issued as a part of the Company's acquisition agreement and amalgamation agreement with HT Retail Licensing, LLC on June 10, 2020 (Note 6) for no cash consideration.

On December 17, 2020, the Company issued 416,430 common shares and 416,430 convertible series II preferred shares pursuant to the exercise of warrants for gross proceeds of $416,430.

Convertible Series I Preferred Shares

On April 24, 2020, as a result of the completion of the reverse takeover transaction, the Company issued 3,181,250 convertible series I preferred shares to Tidal shareholders (Note 5).

Convertible Series II Preferred Shares

On April 24, 2020, the Company issued 101,345,349 to holders of MichiCann convertible series II preferred shares pursuant to Amended Agreement of the reverse takeover transaction (Note 5).

On April 24, 2020, the Company issued 17,133,600 to sellers of MAG convertible series II preferred shares pursuant to MAG acquisition (Note 6).

On April 24, 2020, as a result of the completion of the reverse takeover transaction, the Company issued 7,381,000 convertible series II preferred shares to related parties (Note 5).

Warrants

On December 19, 2018, MichiCann issued 595,340 finders' warrants with an exercise price of $1.00 per common share of MichiCann.  No warrants were issued and exercised during the year ended December 31, 2019.

On April 24, 2020, the Company issued 862,813 warrants to holders of Tidal warrants pursuant to Amended Agreement of the reverse takeover transaction (Note 5).  The warrants are exercisable at the price of $0.80 per common share of the Company.

On April 24, 2020, as a result of the completion of the reverse takeover transaction, the Company issued 323,898 warrants towards finder's fee (Note 5).  The warrants are exercisable at the price of $5.28 per common share of the Company.

On June 10, 2020, the Company issued 4,500,000 special warrants related to the 1251881 B.C. Ltd. acquisition (Note 6).  The special warrants are automatically convertible into 4,500,000 common shares of the Company should the volume weighted average price of the Company’s common shares be less than $1.50 for the first 180 days following the acquisition date.  The 4,500,000 warrants were exercised on December 14, 2020.

On September 24, 2020, the Company issued 33,350,000 warrants pursuant to bought deal financing agreement.  The warrants are exercisable at the price of $1.00 per common share of the Company for a period of 24 months.

On September 24, 2020, the Company issued 2,001,000 warrants to finders pursuant to bought deal financing agreement.  The warrants are exercisable at the price of $0.75 per unit for a period of 24 months.  The unit consists of one common share of the Company and one warrant exercisable at the price of $1.00 per common share of the Company.

Warrant transactions and the number of warrants outstanding are summarized as follows:

	Number of	Weighted average
	Warrants	Exercise Price
Balances, December 31, 2018 and 2019	595,340	$1.00

Issued	41,037,711	1.07
Exercised	(5,587,215)	0.17
Cancelled	(694,836)	2.92
Balances, December 31, 2020	35,351,000	$0.99

The following warrants were outstanding and exercisable at December 31, 2020:

			Number of	Number of
		Exercise	Warrants	Warrants
Issue Date	Expiry Date	Price	Outstanding	Exercisable
September 24, 2020	September 24, 2022	1.00	33,350,000	33,350,000
September 24, 2020	September 24, 2022	$0.75	2,001,000	2,001,000
Balance at December 31, 2020		$0.99	35,351,000	35,351,000

Options

On July 27, 2020, the Company adopted a rolling stock option plan (the “Option Plan”), under which the maximum number of common shares (“Shares”) reserved for issuance under the Option Plan at any one time shall not exceed at any time 20% of the then-issued and outstanding shares.

Under the Option Plan, the Board of Directors may from time to time, in its discretion, grant to directors, officers, employees and consultants of the Company. Pursuant to the Option Plan, the Company may issue options for such period and exercise price as may be determined by the Board of Directors, and in any case not exceeding ten (10) years from the date of grant. The minimum exercise price of an option granted under the Option Plan must not be less than the closing price of the Shares  on the date preceding the  option grant date.

The total number of options awarded to any one individual in any 12 month period shall not exceed 5% of the issued and outstanding Shares as at the grant date (unless the Company becomes a Tier 1 issuer of the Toronto Stock Exchange or Toronto Stock Exchange – Venture (a “Tier 1 Issuer”) and has obtained disinterested shareholder approval).

The total number of options awarded to any one Consultant in a 12 month period shall not exceed 2% of the issued and outstanding Shares as at the grant date. The total number of Options awarded in any 12 month period to employees performing investor relations activities for the Company shall not exceed 2% of the issued and outstanding Shares as at the grant date.

On January 11, 2020, the Company granted 171,429 stock options to an employee of the Company.  These options vested 100% on January 11, 2020.  These stock options have an exercise price of 1.00 and expire on January 11, 2025.

On January 11, 2020, the Company granted 200,000 stock options to an employee of the Company.  These options vest quarterly over 2 years.  These stock options have an exercise price of $1.00 and expire on January 11, 2025

On April 1, 2020, the Company granted 161,250 stock options to employees of the Company.  These options vest quarterly over 3 years.  These stock options have an exercise price of $1.00 and expire on April 1, 2025.

On July 6, 2020, the Company granted 50,000 stock options to employees of the Company.  These options vest annually over 3 years.  These stock options have an exercise price of $0.90 and expire on July 6, 2025.

On July 27, 2020, the Company granted 50,000 stock options to employees of the Company.  These options vest annually over 3 years.  These stock options have an exercise price of $1.00 and expire on July 27, 2025.

On August 11, 2020, the Company granted 100,000 stock options to employees of the Company.  These options vested 100% on August 11, 2020.  These stock options have an exercise price of $0.60 and expire on August 11, 2025.

On September 8, 2020, the Company granted 250,000 stock options to employees of the Company.  These options vest quarterly over 3 years.  These stock options have an exercise price of $0.66 and expire on September 8, 2025.

On September 10, 2020, the Company granted 15,000 stock options to employees of the Company.  These options vest quarterly over 2 years.  These stock options have an exercise price of $0.66 and expire on September 10, 2025.

On October 1, 2020, the Company granted 3,400,000 stock options to employees of the Company.  These options vest quarterly over 2 years.  These stock options have an exercise price of $0.65 and expire on October 1, 2025.

On October 1, 2020, the Company granted 800,000 stock options to employees of the Company.  These options vest quarterly over 2 years.  These stock options have an exercise price of $0.65 and expire on October 1, 2025.

On October 12, 2020, the Company granted 50,000 stock options to employees of the Company.  These options vest quarterly over 2 years.  These stock options have an exercise price of $0.65 and expire on October 1, 2025.

On November 18, 2020, the Company granted 350,000 stock options to employees of the Company.  These options vest quarterly over 3 years.  These stock options have an exercise price of $0.67 and expire on November 14, 2025.

On November 18, 2020, the Company granted 185,000 stock options to employees of the Company.  These options vest quarterly over 2 years.  These stock options have an exercise price of $0.67 and expire on November 18, 2025.

On November 6, 2020, the Company granted 75,000 stock options to employees of the Company.  These options vest 100% on November 6, 2020.  These stock options have an exercise price of $0.60 and expire on November 6, 2025.

On December 3, 2020, the Company granted 800,000 stock options to employees of the Company. These options vest 100% on December 3, 2020. These stock options have an exercise price of $0.75 and expire on December 3, 2025.

The options granted during the year ended December 31, 2020 have a fair value of $3,983,752 (2019 - $2,593,934) estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	2020	2019
Risk-free interest rate	0.45%	2.27%
Stock price	$0.77	$1.31
Expected term (in years)	5.00	5.00
Estimated dividend yield	N/A	N/A
Estimated volatility	105.27%	100.00%

The risk-free interest rate is based on yields on Bank of Canada bonds that correspond with the term of the option contracts. Stock prices are taken from the closing market price on the option grant dates. Terms are stated on each option contract. There are no dividends on the underlying stock, hence dividends were not considered when running the Black-Scholes option pricing model. Volatility is estimated using the standard` deviation of the Company's historical daily stock returns. The expected volatility of the Company's equity instruments was estimated based on the historical volatility.

During the year ended December 31, 2020, the Company recognized $3,955,976 (2019 - $3,796,095) in share-based compensation using the graded vesting method.

Options transactions and the number of options outstanding are summarized are as follows:

	Number of	Weighted average
	Options	Exercise Price
Balances, December 31, 2018	4,716,875	$0.50
Granted	2,917,500	1.26
Balances, December 31, 2019	7,634,375	0.80
Granted	8,157,679	0.30
Assumed from RTO	1,799,110	0.64
Exercised	(2,050,000)	0.54
Cancelled	(775,000)	2.14
Balances, December 31, 2020	14,549,289	$1.27

Restricted Share Units

Restricted Share Units (“RSU”) and Deferred Share Units (“DSU”) Under the terms of the RSU plan, directors, officers, employees and consultants of the Company may be granted RSUs that are released as common shares upon completion of the vesting period. Each RSU gives the participant the right to receive one common share of the Company. The Company may reserve up to a maximum of 20% of the issued and outstanding common shares at the time of grant pursuant to awards granted under the plan.

On October 1, 2020, the Company granted 1,500,000 restricted share units to employees of the Company.  These units vest 100% on October 1, 2020.  These restricted share units expire on October 1, 2025.